Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents (Note 2 (e))	$ 38,726	$ 9,573
Accounts receivable, net of provision for credit losses (Notes 2 (g), (h) and 4)	9,110	3,792
Deferred voyage expenses	20	58
Inventories (Note 2 (i))	3,037	4,286
Prepaid expenses and other assets	2,524	1,670
Current assets from discontinued operations (Notes 2 (z) and 3)	46	47
Total current assets	53,463	19,426
FIXED ASSETS:
Vessels, net (Notes 2 (j),(k), (l) and 6)	236,607	123,036
Property and equipment, net	72	151
Total fixed assets	236,679	123,187
NON-CURRENT ASSETS:
Restricted cash, non-current (Notes 2 (f) and 8)	1,000	0
Right of use asset under operating leases (Note 9)	163	84
Deferred charges, net (Note 2 (p))	1,098	1,408
Other non-current assets (Notes 2(j) and 6)	522	819
Prepaid charter revenue	54	0
Total non-current assets	2,837	2,311
Total assets	292,979	144,924
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 8)	16,746	7,788
Accounts payable, trade and other	4,580	5,742
Due to related parties (Note 5)	335	127
Accrued liabilities	2,889	1,342
Deferred revenue (Notes 2 (n) and 4)	1,378	0
Lease liabilities, current (Note 9)	73	66
Current liabilities from discontinued operations (Notes 2 (z) and 3)	98	120
Total current liabilities	26,099	15,185
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 8)	110,929	42,110
Other liabilities, non-current	156	262
Long-term lease liabilities (Note 9)	90	18
Commitments and contingencies (Note 9)
Total long-term liabilities	111,175	42,390
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 136,261 and 0 Series B, and 1,314,792 and 0 Series C issued and outstanding as at December 31, 2022 and 2021, respectively (Note 10)	15	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 4,187,588 and 337,500 issued and outstanding as at December 31, 2022 and 2021, respectively (Note 10)	42	3
Additional paid-in capital (Note 10)	513,623	457,487
Other comprehensive loss	66	(2)
Accumulated deficit	(358,041)	(370,139)
Total stockholders' equity	155,705	87,349
Total liabilities and stockholders' equity	$ 292,979	$ 144,924